BALANCE SHEETS (FY) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Jan. 04, 2021		Dec. 31, 2020	Aug. 23, 2020
Current assets:
Prepaid expenses	$ 534,675		$ 1,604		$ 1,750
Total current assets	1,291,922		1,604		1,750
Deferred offering costs associated with proposed public offering	0		40,705		40,705
Total assets	150,811,733		42,309		42,455
Current liabilities:
Accounts payable	6,500		0		25,000
Accrued expenses	178,847		19,778		19,778
Due to related party	0		11,216		11,216
Total current liabilities	185,347		30,994		55,994
Commitments and Contingencies
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0		0		0
Additional paid-in capital	5,385,709		24,626		0
Accumulated deficit	(386,218)		(13,685)		(13,539)
Total shareholder's equity (deficit)	5,000,006	$ 5,000,004	11,315		(13,539)	$ 0
Total Liabilities and Shareholder's Equity (Deficit)	150,811,733		42,309		42,455
Class A Ordinary Shares [Member]
Shareholders' Equity:
Common stock	141		0		0
Class B Ordinary Shares [Member]
Shareholders' Equity:
Common stock	$ 374		$ 374	[1]	$ 0

[1]	This number includes up to 487,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4 and 6).